Financial Assets and Liabilities - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other payables [line items]
Other	R$ 32,215	R$ 17,118
Total trade and other payables	2,630,054	2,190,264
Materials and service suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	1,675,553	1,356,978
Natural Gas and Transportation Suppliers [Member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	780,141	815,798
Electricity and Transportation Suppliers [Member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	141,418	0
Fuel and lubricants suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	R$ 727	R$ 370